CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions	Ordinary Shares Convertible Senior Notes Due 2022 CNY (¥)	Ordinary Shares CNY (¥) shares	Treasury Shares Convertible Senior Notes Due 2022 CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital Convertible Senior Notes Due 2022 CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained Earnings Convertible Senior Notes Due 2022 CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss) Income Convertible Senior Notes Due 2022 CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Noncontrolling Interest Convertible Senior Notes Due 2022 CNY (¥)	Noncontrolling Interest CNY (¥)	Convertible Senior Notes Due 2022 CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning outstanding (in shares) at Dec. 31, 2021 | shares		3,120,746,090
Balance at beginning at Dec. 31, 2021		¥ 0		¥ (107,000,000)		¥ 9,964,000,000		¥ 1,037,000,000		¥ 41,000,000		¥ 109,000,000		¥ 11,044,000,000
Treasury shares, balance at beginning (in shares) at Dec. 31, 2021 | shares				30,974,040
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		¥ 0		¥ 0		0		0		0		0		0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares		9,462,340
Share-based compensation		¥ 0		0		87,000,000		0		0		0		87,000,000
Net income (loss)		0		0		0		(1,821,000,000)		0		(28,000,000)		(1,849,000,000)
Dividends to noncontrolling interest holders		0		0		0		0		0		(6,000,000)		(6,000,000)
Acquisition of noncontrolling interest		0		0		1,000,000		0		0		(2,000,000)		(1,000,000)
Gain (loss) from fair value changes of debt securities, net of tax		0		0		0		0		57,000,000		0		57,000,000
Foreign currency translation adjustments, net of tax of nil		0		0		0		0		112,000,000		0		112,000,000
Repurchase of ordinary shares		¥ 0		(334,000,000)		0		0		0		0		(334,000,000)
Repurchase of ordinary shares (in shares) | shares		(17,794,700)
Conversion of Convertible Senior Notes due 2022	¥ 0		¥ 0		¥ 0		¥ 0		¥ 0		¥ 0		¥ 0
Conversion of Convertible Senior Notes due 2022 (in shares) | shares			104,251,120
Capital contribution from noncontrolling interest holders		¥ 0		¥ 0		0		0		0		0		0
Repurchase of treasury shares (in shares) | shares				17,794,700
Cash dividends declared		0		¥ 0		0		(416,000,000)		0		0		(416,000,000)
Noncontrolling interest recognized in connection with acquisitions		0		0		0		0		0		1,000,000		1,000,000
Income (loss) arising from defined benefit plan, net of tax		0		0		0		0		22,000,000		0		22,000,000
Termination of Capped Call		¥ 0		0		86,000,000		0		0		0		86,000,000
Balance at ending outstanding (in shares) at Dec. 31, 2022 | shares		3,112,413,730
Balance at ending at Dec. 31, 2022		¥ 0		¥ (441,000,000)		10,138,000,000		(1,200,000,000)		232,000,000		74,000,000		8,803,000,000
Treasury shares, balance at ending (in shares) at Dec. 31, 2022 | shares				153,019,860
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		¥ 0		¥ 0		0		0		0		0		0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares		6,793,560
Vesting of restricted stock in Treasury Shares		¥ 0		¥ 11,000,000		(11,000,000)		0		0		0		0
Vesting of restricted stock in Treasury Shares (in shares) | shares		3,239,790		(3,239,790)
Share-based compensation		¥ 0		¥ 0		143,000,000		0		0		0		143,000,000
Net income (loss)		0		0		0		4,085,000,000		0		46,000,000		4,131,000,000
Dividends to noncontrolling interest holders		0		0		0		0		0		(2,000,000)		(2,000,000)
Issuance of ordinary shares		¥ 0		0		1,963,000,000		0		0		0		1,963,000,000
Issuance of ordinary shares (in shares) | shares		71,185,000
Acquisition of noncontrolling interest		¥ 0		0		0		0		0		(4,000,000)		(4,000,000)
Gain (loss) from fair value changes of debt securities, net of tax		0		0		0		0		(12,000,000)		0		(12,000,000)
Foreign currency translation adjustments, net of tax of nil		0		0		0		0		175,000,000		0		175,000,000
Repurchase of ordinary shares		¥ 0		(848,000,000)		0		0		0		0		(848,000,000)
Repurchase of ordinary shares (in shares) | shares		(34,585,970)
Conversion of Convertible Senior Notes due 2022		¥ 0		0		0		0		0		0		0
Conversion of Convertible Senior Notes due 2022 (in shares) | shares		240
Capital contribution from noncontrolling interest holders		¥ 0		¥ 0		0		0		0		0		0
Repurchase of treasury shares (in shares) | shares				34,585,970
Cash dividends declared		0		¥ 0		0		(2,091,000,000)		0		0		(2,091,000,000)
Cancellation of ordinary shares (in Shares) | shares				(133,019,860)
Cancellation of ordinary shares		0		¥ 372,000,000		(372,000,000)		0		0		0		0
Income (loss) arising from defined benefit plan, net of tax		¥ 0		0		0		0		(9,000,000)		0		¥ (9,000,000)
Balance at ending outstanding (in shares) at Dec. 31, 2023 | shares		3,159,046,350												3,159,046,350	3,159,046,350
Balance at ending at Dec. 31, 2023		¥ 0		¥ (906,000,000)		11,861,000,000		794,000,000		386,000,000		114,000,000		¥ 12,249,000,000
Treasury shares, balance at ending (in shares) at Dec. 31, 2023 | shares				51,346,180										51,346,180	51,346,180
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		¥ 0		¥ 0		0		0		0		0		¥ 0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares		1,497,730
Vesting of restricted stock in Treasury Shares		¥ 0		¥ 25,000,000		(25,000,000)		0		0		0		0
Vesting of restricted stock in Treasury Shares (in shares) | shares		7,167,980		(7,167,980)
Share-based compensation		¥ 0		¥ 0		322,000,000		0		0		0		322,000,000
Net income (loss)		0		0		0		3,048,000,000		0		54,000,000		3,102,000,000	$ 425
Dividends to noncontrolling interest holders		0		0		0		0		0		(4,000,000)		(4,000,000)
Acquisition of noncontrolling interest		0		0		(49,000,000)		0		0		(70,000,000)		(119,000,000)
Gain (loss) from fair value changes of debt securities, net of tax		0		0		0		0		(38,000,000)		0		(38,000,000)	(5)
Foreign currency translation adjustments, net of tax of nil		0		0		0		0		28,000,000		0		28,000,000	4
Repurchase of ordinary shares		¥ 0		(1,172,000,000)		0		0		0		0		(1,172,000,000)
Repurchase of ordinary shares (in shares) | shares		(52,761,410)
Purchase of prepaid put option		¥ 0		0		(710,000,000)		0		0		0		(710,000,000)
Repurchase of ordinary shares upon exercise of prepaid put option		¥ 0		¥ (710,000,000)		710,000,000		0		0		0		0
Repurchase of ordinary shares upon exercise of prepaid put option (in shares) | shares		(31,034,050)		31,034,050
Capital contribution from noncontrolling interest holders		¥ 0		¥ 0		0		0		0		0		0
Repurchase of treasury shares (in shares) | shares				52,761,410
Cash dividends declared		0		¥ 0		0		(1,393,000,000)		0		0		(1,393,000,000)
Cancellation of ordinary shares (in Shares) | shares				(106,795,570)
Cancellation of ordinary shares		0		¥ 2,489,000,000		(2,489,000,000)		0		0		0		0
Income (loss) arising from defined benefit plan, net of tax		¥ 0		0		0		0		6,000,000		0		¥ 6,000,000	$ 1
Balance at ending outstanding (in shares) at Dec. 31, 2024 | shares		3,083,916,600												3,083,916,600	3,083,916,600
Balance at ending at Dec. 31, 2024		¥ 0		¥ (274,000,000)		¥ 9,620,000,000		¥ 2,449,000,000		¥ 382,000,000		¥ 94,000,000		¥ 12,271,000,000	$ 1,681
Treasury shares, balance at ending (in shares) at Dec. 31, 2024 | shares				(21,178,090)										21,178,090	21,178,090